UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Harvest Capital Management Inc.
Address:  114 North Main Street
Suite 302
Concord, NH  03301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jane P. Bates
Title:	Operations Manager
Phone:	603-224-2994
Signature, Place, and Date of Signing:

					Concord, NH	September 30, 2001

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total:  85,356



List of Other Included Managers:  None.

No.  13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner (AOL)          COM              00184A105     3596   108632 SH       SOLE                   108632
Abbott Labs (ABT)              COM              002824100      718    13850 SH       SOLE                    13850
American Express (AXP)         COM              025816109     2602    89545 SH       SOLE                    89545
American Home Products (AHP)   COM              026609107      431     7400 SH       SOLE                     7400
American Int'l Group (AIG)     COM              026874107      656     8405 SH       SOLE                     8405
Amgen, Inc. (AMGN)             COM              031162100      247     4200 SH       SOLE                     4200
BP PLC (BP)                    COM              055622104     2579    52454 SH       SOLE                    52454
Banc One Corp (ONE)            COM              06423A103      804    25550 SH       SOLE                    25550
BellSouth (BLS)                COM              079860102      297     7143 SH       SOLE                     7143
Bemis Company (BMS)            COM              081437105     1215    30500 SH       SOLE                    30500
Bristol Myers Squibb (BMY)     COM              110122108     4009    72156 SH       SOLE                    72156
Chevron (CHV)                  COM              166751107      332     3920 SH       SOLE                     3920
Cisco (CSCO)                   COM              17275R102     1374   112807 SH       SOLE                   112807
Citigroup (C)                  COM              172967101     3328    82178 SH       SOLE                    82178
Coca Cola (KO)                 COM              191216100     3105    66285 SH       SOLE                    66285
Colgate Palmolive (CL)         COM              194162103     4161    71427 SH       SOLE                    71427
Deere & Co. (DE)               COM              244199105     3085    82025 SH       SOLE                    82025
Enron Corp (ENE)               COM              293561106     1035    38025 SH       SOLE                    38025
Estee Lauder (EL)              COM              518439104     3274    98765 SH       SOLE                    98765
ExxonMobil (XOM)               COM              30231G102     2904    73706 SH       SOLE                    73706
Fedex Corp (FDX)               COM              31428X106     1826    49675 SH       SOLE                    49675
Fenwal Controls of Japan Ltd   COM              J1346Y106       95    29000 SH       SOLE                    29000
Ford Motor Co (F)              COM              345370860     2436   140392 SH       SOLE                   140392
Freddie Mac (FRE)              COM              313400301     2295    35311 SH       SOLE                    35311
Gannett Co., Inc. (GCI)        COM              364730101     2888    48045 SH       SOLE                    48045
General Electric (GE)          COM              369604103     3106    83507 SH       SOLE                    83507
Gillette Co (G)                COM              375766102      594    19925 SH       SOLE                    19925
Home Depot Inc (HD)            COM              437076102     2242    58433 SH       SOLE                    58433
IBM (IBM)                      COM              459200101      208     2271 SH       SOLE                     2271
Intel (INTC)                   COM              458140100     2107   103081 SH       SOLE                   103081
J.P. Morgan Chase (JPM)        COM              46625H100      256     7485 SH       SOLE                     7485
Johnson & Johnson (JNJ)        COM              478160104     2954    53330 SH       SOLE                    53330
Mattel Inc (MAT)               COM              577081102      707    45150 SH       SOLE                    45150
Merck (MRK)                    COM              589331107     3736    56091 SH       SOLE                    56091
Microsoft Corp (MSFT)          COM              594918104     1143    22337 SH       SOLE                    22337
Oracle Corp. (ORCL)            COM              68389X105     2034   161693 SH       SOLE                   161693
Pepsico (PEP)                  COM              713448108      275     5660 SH       SOLE                     5660
Pfizer Inc. (PFE)              COM              717081103      266     6637 SH       SOLE                     6637
Regent Ventures Ltd. (REV.CN)  COM              75890F101        1    10000 SH       SOLE                    10000
Royal Dutch (RD)               COM              780257804     1463    29107 SH       SOLE                    29107
SBC Communications (SBC)       COM              78387G103      318     6752 SH       SOLE                     6752
Schering Plough Corp (SGP)     COM              806605101      296     7966 SH       SOLE                     7966
ServiceMaster (SVM)            COM              81760N109     2152   194025 SH       SOLE                   194025
Solutia Inc (SOI)              COM              834376105     1929   155525 SH       SOLE                   155525
Target Corp (TGT)              COM              87612E106     1440    45350 SH       SOLE                    45350
Texas Instruments Inc (TXN)    COM              882508104     1019    40800 SH       SOLE                    40800
Tyco Int'l Ltd (TYC)           COM              902124106     2058    45223 SH       SOLE                    45223
Verizon Comm. (VZ)             COM              92343V104      381     7036 SH       SOLE                     7036
Viacom Class B (VIA.B)         COM              925524308     3842   111374 SH       SOLE                   111374
Walmart (WMT)                  COM              931142103      477     9627 SH       SOLE                     9627
Archstone Comm. Trust          RTS              039581103      240     9200 SH       SOLE                     9200
Berger Small Co Growth Fund                     084045103       27 10999.554SH       SOLE                10999.554
John Hancock Reg Bk Fd Cl A                     409905106      233 5485.319 SH       SOLE                 5485.319
Royce Low-Priced Stock Fund                     780905808      124 13504.438SH       SOLE                13504.438
Mass Mutual Corp Investors                      576292106      437 18925.000SH       SOLE                18925.000